<SEQUENCE>1
<FILENAME>form13fhr.txt
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 09/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SummitAlliance Capital Management, LLC

Address:   14785 Preston Rd
           Suite 1000
           Dallas Tx, 76180


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Stan Hall
Title:  Chief Compliance Officer
Phone:  972-663-4351

Signature,  Place,  and  Date  of  Signing:

/s/ Stan Hall                      Dallas, TX                         11/09/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name


---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             121

Form 13F Information Table Value Total:  $       183321
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2         COLUMN 3  COLUMN 4     COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ------------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                             VALUE    SHRS OR    SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS      CUSIP     (x$1000) PRN AMT    PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
------------------------------ ------------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----------
BLACKROCK INSD MUN INCOME TR   COM                 092479104      399      27108 SH       SOLE                   0      0      27108
* GENWORTH FINL INC            COM CL A            37247D106      272      22269 SH       SOLE                   0      0      22269
* GLOBAL INDS LTD              COM                 379336100      117      21400 SH       SOLE                   0      0      21400
* ISHARES TR                   BARCLY USAGG B      464287226     7181      66092 SH       SOLE                   0      0      66092
* ISHARES TR                   BARCLYS 1-3YR CR    464288646     5206      49558 SH       SOLE                   0      0      49558
LIVE NATION ENTERTAINMENT IN   NOTE 2.875% 7/1     538034AB5      266     266000 PRN      SOLE                   0      0     266000
* PROSHARES TR                 PSHS SHRT S&P500    74347R503    24916     509528 SH       SOLE                   0      0     509528
* PROSHARES TR                 PSHS ULTSHRT QQQ    74347R875      435      29646 SH       SOLE                   0      0      29646
* WASTE MGMT INC DEL           COM                 94106L109      672      18800 SH       SOLE                   0      0      18800
* BE AEROSPACE INC             COM                 073302101      416      13733 SH       SOLE                   0      0      13733
* CBS CORP NEW                 CL B                124857202      379      23889 SH       SOLE                   0      0      23889
* GENERAL ELECTRIC CO          COM                 369604103      439      27040 SH       SOLE                   0      0      27040
* GREENHAVEN CONT CMDTY INDEX  UNIT BEN INT        395258106      380      13491 SH       SOLE                   0      0      13491
* PROCTER & GAMBLE CO          COM                 742718109      964      16075 SH       SOLE                   0      0      16075
* TEREX CORP NEW               COM                 880779103      338      14753 SH       SOLE                   0      0      14753
* AT&T INC                     COM                 00206R102      938      32808 SH       SOLE                   0      0      32808
* BP PLC                       SPONSORED ADR       055622104      445      10799 SH       SOLE                   0      0      10799
* ISHARES TR                   RUSSELL MCP GR      464287481     2411      48394 SH       SOLE                   0      0      48394
* ISHARES TR                   RUSL 2000 GROW      464287648     1524      20392 SH       SOLE                   0      0      20392
* MACYS INC                    COM                 55616P104      425      18416 SH       SOLE                   0      0      18416
* PFIZER INC                   COM                 717081103     2424     141170 SH       SOLE                   0      0     141170
* SPDR SERIES TRUST            BRCLYS YLD ETF      78464A417     1239      30970 SH       SOLE                   0      0      30970
* VERIZON                      COMMUNICATIONS INC  92343V104      427      13103 SH       SOLE                   0      0      13103
TRANSATLANTIC PETROLEUM LTD    SHS                 G89982105       38      13000 SH       SOLE                   0      0      13000
* ISHARES TR                   BARCLYS 1-3 YR      464287457    12592     149242 SH       SOLE                   0      0     149242
* ISHARES TR                   DJ US REAL EST      464287739     2840      53698 SH       SOLE                   0      0      53698
NUVEEN DIVID ADVANTAGE MUN F   COM                 67066V101      168      11370 SH       SOLE                   0      0      11370
* PERMIAN BASIN RTY TR         UNIT BEN INT        714236106      250      12660 SH       SOLE                   0      0      12660
* WAL MART STORES INC          COM                 931142103     4020      75117 SH       SOLE                   0      0      75117
* WINDSTREAM CORP              COM                 97381W104      290      23623 SH       SOLE                   0      0      23623
* BRISTOL MYERS SQUIBB CO      COM                 110122108      784      28915 SH       SOLE                   0      0      28915
* CONOCOPHILLIPS               COM                 20825C104     1433      24955 SH       SOLE                   0      0      24955
* ISHARES INC                  MSCI PAC J IDX      464286665     3023      68239 SH       SOLE                   0      0      68239
* ISHARES TR                   DJ US TELECOMM      464287713     3398     155930 SH       SOLE                   0      0     155930
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2     640268AH1      260     260000 PRN      SOLE                   0      0     260000
* NORTH AMERN PALLADIUM LTD    COM                 656912102       83      20000 SH       SOLE                   0      0      20000
* PROSHARES TR                 PSHS SHORT QQQ      74347R602      720      18544 SH       SOLE                   0      0      18544
* RIVERBED TECHNOLOGY INC      COM                 768573107      618      13549 SH       SOLE                   0      0      13549
* VANGUARD BD INDEX FD INC     TOTAL BND MRKT      921937835     2107      25491 SH       SOLE                   0      0      25491
* CB RICHARD ELLIS GROUP INC   CL A                12497T101      438      23966 SH       SOLE                   0      0      23966
ING RISK MANAGED NAT RES FD    COM                 449810100      155      10019 SH       SOLE                   0      0      10019
* ISHARES TR                   MSCI EMERG MKT      464287234     3541      79098 SH       SOLE                   0      0      79098
* ISHARES TR                   S&P EURO PLUS       464287861     2839      74994 SH       SOLE                   0      0      74994
* PROSHARES TR                 PSHS SH MDCAP400    74347R800      586      15463 SH       SOLE                   0      0      15463
* PROSHARES TR                 PSHS ULSHT SP500    74347R883     3158     106729 SH       SOLE                   0      0     106729
* SOUTHWEST AIRLS CO           COM                 844741108      131      10024 SH       SOLE                   0      0      10024
* FORCE PROTECTION INC         COM NEW             345203202       55      10832 SH       SOLE                   0      0      10832
* NATIONWIDE HEALTH PPTYS INC  COM                 638620104      397      10255 SH       SOLE                   0      0      10255
* BROOKFIELD PPTYS CORP        COM                 112900105      401      25777 SH       SOLE                   0      0      25777
* ISHARES TR                   BARCLYS 20+ YR      464287432     1911      18110 SH       SOLE                   0      0      18110
* ISHARES TR                   RUSSELL1000GRW      464287614     2877      56002 SH       SOLE                   0      0      56002
PUTNAM MANAGED MUN INCOM TR    COM                 746823103       97      12400 SH       SOLE                   0      0      12400
* SELECT SECTOR SPDR TR        SBI MATERIALS       81369Y100     3169      96665 SH       SOLE                   0      0      96665
* ALTRIA GROUP INC             COM                 02209S103      314      13073 SH       SOLE                   0      0      13073
* JOHNSON & JOHNSON            COM                 478160104     1120      18069 SH       SOLE                   0      0      18069
PIMCO MUN INCOME FD II         COM                 72200W106      129      11000 SH       SOLE                   0      0      11000
* PROGRESSIVE CORP OHIO        COM                 743315103      408      19551 SH       SOLE                   0      0      19551
* SERVICE CORP INTL            COM                 817565104      102      11800 SH       SOLE                   0      0      11800
* TJX COS INC NEW              COM                 872540109      528      11841 SH       SOLE                   0      0      11841
* WILLIAMS SONOMA INC          COM                 969904101      446      14055 SH       SOLE                   0      0      14055
* CHEVRON CORP NEW             COM                 166764100     2236      27589 SH       SOLE                   0      0      27589
* INFORMATICA CORP             COM                 45666Q102      552      14365 SH       SOLE                   0      0      14365
* ISHARES TR                   MSCI EAFE IDX       464287465     7658     139435 SH       SOLE                   0      0     139435
* PROSHARES TR                 PSHS SHTRUSS2000    74347R826      565      14900 SH       SOLE                   0      0      14900
* PRUDENTIAL FINL INC          COM                 744320102      719      13263 SH       SOLE                   0      0      13263
* QUESTAR CORP                 COM                 748356102      358      20418 SH       SOLE                   0      0      20418
* SPDR SERIES TRUST            S&P PHARMAC         78464A722      515      11831 SH       SOLE                   0      0      11831
* SPDR SERIES TRUST            S&P DIVID ETF       78464A763     1133      22588 SH       SOLE                   0      0      22588
* SILVER WHEATON CORP          COM                 828336107      376      14100 SH       SOLE                   0      0      14100
* XCEL ENERGY INC              COM                 98389B100      586      25506 SH       SOLE                   0      0      25506
* ROYAL CARIBBEAN CRUISES LTD  COM                 V7780T103      358      11359 SH       SOLE                   0      0      11359
AFFYMETRIX INC                 NOTE 3.500% 1/1     00826TAG3      196     196000 PRN      SOLE                   0      0     196000
* BANK OF AMERICA CORPORATION  COM                 060505104     1276      97355 SH       SOLE                   0      0      97355
ENERGY CONVERSION DEVICES IN   NOTE 3.000% 6/1     292659AA7      882     882000 PRN      SOLE                   0      0     882000
* FORD MTR CO DEL              COM PAR $0.01       345370860      473      38681 SH       SOLE                   0      0      38681
* GENWORTH FINL INC COM        CL A                37247D106      272      22269 SH       SOLE                   0      0      22269
* KRAFT FOODS INC              CL A                50075N104      319      10329 SH       SOLE                   0      0      10329
* SPDR GOLD TRUST              GOLD SHS            78463V107     3833      29970 SH       SOLE                   0      0      29970
* ISHARES TR                   S&P LTN AM 40       464287390     3224      63786 SH       SOLE                   0      0      63786
* ISHARES TR                   HIGH YLD CORP       464288513     1272      14187 SH       SOLE                   0      0      14187
* EXXON MOBIL CORP             COM                 30231G102     3829      61965 SH       SOLE                   0      0      61965
* INTEL CORP                   COM                 458140100      679      35356 SH       SOLE                   0      0      35356
* ISHARES TR                   BARCLYS 7-10 YR     464287440     7234      73066 SH       SOLE                   0      0      73066
* ISHARES TR                   DJ OIL EQUIP        464288844      479      10845 SH       SOLE                   0      0      10845
* PROTECTIVE LIFE CORP         COM                 743674103      323      14836 SH       SOLE                   0      0      14836
* SPDR GOLD TRUST GOLD         SHS                 78463V107     3833      29970 SH       SOLE                   0      0      29970
* SCANA CORP NEW               COM                 80589M102      444      11019 SH       SOLE                   0      0      11019
* WELLS FARGO & CO NEW         COM                 949746101      515      20490 SH       SOLE                   0      0      20490
* ISHARES INC                  MSCI AUSTRALIA      464286103     3009     126756 SH       SOLE                   0      0     126756
* ISHARES TR                   BARCLYS 3-7 YR      464288661     3678      31105 SH       SOLE                   0      0      31105
* MCDONALDS CORP               COM                 580135101     1008      13535 SH       SOLE                   0      0      13535
* PHILIP MORRIS INTL INC       COM                 718172109      698      12465 SH       SOLE                   0      0      12465
* CITIGROUP INC                COM                 172967101       44      11223 SH       SOLE                   0      0      11223
EATON VANCE MUN BD FD          COM                 27827X101      318      22855 SH       SOLE                   0      0      22855
GLOBAL INDS LTD                DBCV 2.750% 8/0     379336AE0      370     370000 PRN      SOLE                   0      0     370000
* GRUPO FINANCIERO GALICIA S A SP ADR 10 SH B      399909100      255      25557 SH       SOLE                   0      0      25557
* ISHARES TR                   RUSSELL MCP VL      464287473     2708      67078 SH       SOLE                   0      0      67078
* ISHARES TR                   COHEN&ST RLTY       464287564     2778      44868 SH       SOLE                   0      0      44868
* ISHARES SILVER TRUST         ISHARES             46428Q109      284      13347 SH       SOLE                   0      0      13347
* LILLY ELI & CO               COM                 532457108      474      12985 SH       SOLE                   0      0      12985
NUVEEN SELECT TAX FREE INCM    SH BEN INT          67063X100      241      16088 SH       SOLE                   0      0      16088
* POWERSHARES QQQ TRUST        UNIT SER 1          73935A104      494      10069 SH       SOLE                   0      0      10069
PROSHARES TR                   ULTR 7-10 TREA      74347R180     2020      22703 SH       SOLE                   0      0      22703
* PROSHARES TR                 PSHS ULSHRUS2000    74347R834      202      11527 SH       SOLE                   0      0      11527
* PROSHARES TR                 PSHS ULSHT MD400    74347R859      203      13014 SH       SOLE                   0      0      13014
* PULTE GROUP INC              COM                 745867101      380      43382 SH       SOLE                   0      0      43382
* ALLIED IRISH BKS P L C       SPON ADR ORD        019228402       29      20500 SH       SOLE                   0      0      20500
* CHIMERA INVT CORP            COM                 16934Q109       91      23000 SH       SOLE                   0      0      23000
* CLAYMORE EXCHANGE TRADED FD  ZACKS YLD HOG       18383M506      242      12600 SH       SOLE                   0      0      12600
* COACH INC                    COM                 189754104      481      11187 SH       SOLE                   0      0      11187
* DIREXION SHS ETF TR          10YR TREAS ETF      25459W565     1005      15359 SH       SOLE                   0      0      15359
* HOLLY CORP                   COM PAR $0.01       435758305      347      12073 SH       SOLE                   0      0      12073
* ISHARES TR                   RUSSELL1000VAL      464287598     3508      59460 SH       SOLE                   0      0      59460
* ISHARES TR                   RUSL 2000 VALU      464287630     1962      31655 SH       SOLE                   0      0      31655
JA SOLAR HOLDINGS CO LTD       NOTE 4.500% 5/1     466090AA5      568     568000 PRN      SOLE                   0      0     568000
* LEVEL 3                      COMMUNICATIONS INC  52729N100       21      22800 SH       SOLE                   0      0      22800
* MICROSOFT CORP               COM                 594918104      550      22441 SH       SOLE                   0      0      22441
* POWERSHARES DB CMDTY IDX TRA UNIT BEN INT        73935S105     2291      95006 SH       SOLE                   0      0      95006
* QEP RES INC                  COM ADDED           74733V100      615      20418 SH       SOLE                   0      0      20418
* STARBUCKS CORP               COM                 855244109      406      15896 SH       SOLE                   0      0      15896
* WESTERN UN CO                COM                 959802109      263      14888 SH       SOLE                   0      0      14888